Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 143,527,769	$ 152,760,888	$ 150,204,527
Total revenues	143,527,769	152,760,888	150,204,527
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	124,075,851	114,996,842	105,966,167
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	2,340,791	9,624,684
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,268,798	32,156,474	33,813,496
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,183,120	$ 3,266,781	$ 800,180